Derivative financial instruments - General information and gain or loss recognized or reclassified (Details) Item in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) Item oz t	Dec. 31, 2018 USD ($) Item oz t	Dec. 31, 2017 USD ($) Item oz t
Derivative [Line Items]
Company policy, maximum level of hedging of foreign currency risk exposure as percentage of anticipated sales and purchases over the next 12 months (as a percent)	100.00%
Maximum number of months for which forecasted foreign currency exposures are hedged	12 months
Unrealized (losses) gains in OCI, net of tax, on derivatives designated as cash flow hedges	$ (5)	$ (16)	$ 12
Expected losses on derivatives designated as cash flow hedges to be reclassified from OCI to earnings in the next fiscal year	$ (2)
Longest maturity of a derivative classified as a cash flow hedge	49 months
Gains (losses) recognized in income, derivatives not designated in hedge relationships	$ (167)	$ 0	$ 94
Minimum
Derivative [Line Items]
Percentage of commodity hedging on anticipated commodity exposure	50.00%
Commodity hedging on anticipated commodity exposure period	12 months
Maximum
Derivative [Line Items]
Percentage of commodity hedging on anticipated commodity exposure	100.00%
Commodity hedging on anticipated commodity exposure period	18 months
Copper swaps (in metric tonnes)
Derivative [Line Items]
Notional amounts of outstanding commodity derivatives | t	42,494	46,143	28,976
Aluminum swaps (in metric tonnes)
Derivative [Line Items]
Notional amounts of outstanding commodity derivatives | t	8,388	9,491	1,869
Silver swaps (in ounces)
Derivative [Line Items]
Notional amounts of outstanding commodity derivatives | oz	2,508,770	2,861,294	1,966,729
Foreign exchange contracts
Derivative [Line Items]
Notional amount of derivative	$ 15,015	$ 13,612	$ 16,261
Foreign exchange contracts | Total revenues
Derivative [Line Items]
Gains (losses) recognized in income, derivatives not designated in hedge relationships	(7)	(121)	92
Foreign exchange contracts | Total cost of sales
Derivative [Line Items]
Gains (losses) recognized in income, derivatives not designated in hedge relationships	(64)	46	(41)
Foreign exchange contracts | Selling, general and administrative expenses
Derivative [Line Items]
Gains (losses) recognized in income, derivatives not designated in hedge relationships	2	10	(18)
Foreign exchange contracts | Non-order related research and development expenses
Derivative [Line Items]
Gains (losses) recognized in income, derivatives not designated in hedge relationships	1	(1)	0
Foreign exchange contracts | Interest and other finance expense
Derivative [Line Items]
Gains (losses) recognized in income, derivatives not designated in hedge relationships	(122)	40	22
Embedded foreign exchange derivatives
Derivative [Line Items]
Notional amount of derivative	924	733	899
Embedded foreign exchange derivatives | Total revenues
Derivative [Line Items]
Gains (losses) recognized in income, derivatives not designated in hedge relationships	17	58	7
Embedded foreign exchange derivatives | Total cost of sales
Derivative [Line Items]
Gains (losses) recognized in income, derivatives not designated in hedge relationships	(6)	(4)	(2)
Embedded foreign exchange derivatives | Selling, general and administrative expenses
Derivative [Line Items]
Gains (losses) recognized in income, derivatives not designated in hedge relationships	0	2	5
Interest rate contracts
Derivative [Line Items]
Notional amount of derivative	5,188	3,300	5,706
Interest rate contracts | Interest and other finance expense
Derivative [Line Items]
Gains (losses) recognized in income on derivatives designated as fair value hedges	38	(4)	(23)
Gains (losses) recognized in income on hedged item	(38)	5	27
Commodity contracts | Total cost of sales
Derivative [Line Items]
Gains (losses) recognized in income, derivatives not designated in hedge relationships	12	(33)	31
Other | Interest and other finance expense
Derivative [Line Items]
Gains (losses) recognized in income, derivatives not designated in hedge relationships	$ 0	$ 3	$ (2)
Equity derivatives
Derivative [Line Items]
Cash-settled call options held on ABB Ltd shares | Item	40	41	37
Conversion ratio	5
Total fair value of cash settled call options on ABB Ltd shares	$ 26	$ 6	$ 42